LOANS RECEIVABLE - Aging of loans by portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 9,950	$ 5,226
Financing Receivable, Recorded Investment, Current	53,445	122,454
Total loans	63,395	127,680
Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	9,950	5,226
Financing Receivable, Recorded Investment, Current	53,445	122,454
Total loans	63,395	127,680
Financing Receivables 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2,283	1,717
Financing Receivables 90 to 179 Days Past Due [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2,283	1,717
Financing Receivables 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2,669	164
Financing Receivables 180 to 365 Days Past Due [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2,669	164
Financing Receivables Equal To Over 1 Year Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	4,998	3,345
Financing Receivables Equal To Over 1 Year Past Due [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 4,998	$ 3,345